Equity and Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity and Net Loss Per Share [Abstract]
Schedule of Weighted Average Shares of Common Stock Outstanding	The weighted average shares of common stock outstanding for the three and nine months ended September 30, 2024, used to determine the Company’s Net income per share reflects the retroactive treatment of the Stock Dividend, in addition to the following:
(amounts in thousands, except number of shares and amount per share)	For three months ended September 30, 2024	For nine months ended September 30, 2024
Numerator:
Net income	39,301	161,353
Net income attributable to noncontrolling interests	33,432	137,081
Net income available to Class A common stockholders	5,869	24,272
Adjustment for dilutive RSUs	—	1
Adjustment for dilutive earnout units at Falcon’s Beyond Global, LLC	(1,110)	(6,162)
Dilutive net income attributable to Class A common stockholders	4,759	18,111

Denominator:
Weighted average Class A common stock outstanding – basic	12,079,955	11,640,446
Adjustment for dilutive RSUs	991	330
Adjustment for dilutive Class A earnout shares	185,462	206,051

Weighted average Class A common stock outstanding – diluted	12,303,698	11,888,104
Net income per Class A common share – basic:	0.49	2.09
Net income per Class A common share – diluted:	0.39	1.52

Schedule of Effect would be Anti-Dilutive or Issuance	The following securities were not included in the computation because the effect would be anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:
	For the three months ended September 30, 2024	For the nine months ended September 30, 2024
Class A earnout shares	1,000,000	1,000,000
Class B earnout shares	39,000,000	39,000,000
Warrants to purchase common stock	5,198,420	5,198,420
RSUs	915,568	915,568
The following securities were not included in the computation because the effect would be anti-dilutive or issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period:
For the period from October 6, 2023 to December 31, 2023
Earnout shares	1,937,500
Warrants to purchase common stock	5,205,769
RSUs	1,127,196

Schedule of Treasury Stock Method to the Warrants and RSUs,	The weighted average shares outstanding for the year ended December 31, 2023 used to determine the Company’s Net loss per share reflects the retroactive treatment of the Stock Dividend, in addition to the following:
For the period from October 6, 2023 to December 31, 2023
Numerator:
Net income/(loss)	(396,744)
Net income/(loss) attributable to noncontrolling interests	(349,139)
Net income/(loss) available to Class A common stock	(47,605)

Denominator:
Weighted average Class A common stock outstanding – basic and diluted	8,514,245

Net income/(loss) per Class A common share – basic and diluted:	(5.59)